MERGER (Details)				3 Months Ended		12 Months Ended
	Jun. 20, 2023 USD ($) $ / shares shares	Jun. 19, 2023 $ / shares shares	Feb. 13, 2023 shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Mar. 02, 2023 shares
Business Acquisition [Line Items]
Common stock exchange ratio		0.2282
Common stock shares issued in exchange		36,163
Aggregate gross proceeds | $						$ 30,000,000
Goodwill | $	$ 0			$ 2,556,000		0
Other intangible assets | $	0
Proceeds received from the Merger and PIPE Financing, net of transaction costs | $	$ 23,200,000
Stock-based compensation expense | $				$ 208,000	$ 0		$ 0
Other Expense
Business Acquisition [Line Items]
Stock-based compensation expense | $						2,300,000
Hicks Holdings Operating LLC
Business Acquisition [Line Items]
Percentage on transaction amount as services agreement transaction fee			1.50%
Stock-based compensation expense | $						(2,339,000)	$ 0
Exchange Agreements
Business Acquisition [Line Items]
Issuance of shares after conversion of stock	2,042,181
Cash consideration in exchange for cancellation | $	$ 200,000
Common Stock | Hicks Holdings Operating LLC
Business Acquisition [Line Items]
Number of common stock authorized to issue								1,149,830
Common Stock | Affiliated with HHLLC
Business Acquisition [Line Items]
Number of common stock authorized to issue								328,611
Common Stock | Exchange Agreements
Business Acquisition [Line Items]
Cash consideration related to merger | $	$ 11,000,000
DTIH | Employee Stock Option
Business Acquisition [Line Items]
Common stock cancelled due to exercise | $ / shares		$ 158,444
DTIH | Redeemable Convertible Preferred Stock
Business Acquisition [Line Items]
Stock issued and outstanding	20,370,377
DTIH | Common Stock
Business Acquisition [Line Items]
Stock issued and outstanding	52,363,876		337,429
DTIC
Business Acquisition [Line Items]
Common stock conversion basis	ten-for-one basis
Stock-based compensation expense | $						$ 2,300,000
Quoted market price | $ / shares						$ 6.95
DTIC | PIPE Financing
Business Acquisition [Line Items]
Aggregate gross proceeds | $	$ 4,100,000
Amount received in cash in PIPE Financing | $	$ 25,900,000
DTIC | Employee Stock Option
Business Acquisition [Line Items]
Common stock exchange ratio		0.2282
Common stock shares issued in exchange		36,163
DTIC | Public Rights
Business Acquisition [Line Items]
Right outstanding	2,070,000
DTIC | Private Rights
Business Acquisition [Line Items]
Right outstanding	79,600
DTIC | Redeemable Convertible Preferred Stock
Business Acquisition [Line Items]
Stock issued and outstanding	6,719,641
Preferred exchange ratio	0.3299
DTIC | Non-redeemable Share
Business Acquisition [Line Items]
Common stock conversion basis	one-for-one basis
DTIC | Common Stock
Business Acquisition [Line Items]
Stock issued and outstanding			337,429
Common stock exchange ratio	0.2282
Issuance of shares after conversion of stock	11,951,137
Common stock conversion basis	one-for-one basis
DTIC | Common Stock | PIPE Financing
Business Acquisition [Line Items]
Stock issued	2,970,296
Aggregate gross proceeds | $	$ 30,000,000
Stock issued, shares price per share | $ / shares	$ 10.1
ROC | Public Rights
Business Acquisition [Line Items]
Right outstanding	20,700,000
ROC | Private Rights
Business Acquisition [Line Items]
Right outstanding	796,000
ROC | Non-redeemable Share
Business Acquisition [Line Items]
Stock issued and outstanding	3,403,500
ROC | Common Stock
Business Acquisition [Line Items]
Redeemable convertible preferred stock issued and outstanding	158,621